Other (income)/expense, net (Details Textual) - INR (₨) ₨ in Millions		3 Months Ended		12 Months Ended
		Dec. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Miscellaneous income, net	[1]			₨ 156	₨ 377	₨ 723
Gains (losses) on disposals of property, plant and equipment		₨ 423
Gain loss on sale of an intangible assets				159
Proprietary Products [Member]
Gain loss on sale of an intangible assets				159
Gains (losses) on disposals of intangible assets				₨ 423
Litigation settlement compensation received [Member]
Miscellaneous income, net			₨ 417

[1]	During the three months ended March 31, 2017, the Company entered into an agreement with Galderma Laboratories, LP to settle the ongoing litigation relating to the Company’s launch of a generic product in the United States. Pursuant to the settlement, the Company recorded an amount of Rs.417, representing the relevant consideration attributable to settlement of such litigation.